As filed with the Securities and Exchange Commission on June 21, 2012

Securities Act File No. 333-173241

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒
(Check appropriate box or boxes)

BLACKROCK MUNICIPAL BOND FUND, INC.

(Exact Name of Registrant as Specified in the Charter)

100 Bellevue Parkway Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Telephone Number: (800) 441-7762 (Area Code and Telephone Number)

John Perlowski President and Chief Executive Officer 55 East 52nd Street,

New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Maria Gattuso, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Ben Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Title of securities being registered: Shares of common stock, par value $0.10 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Part A—Combined Prospectus/Proxy Statement and Part B—Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to 497(b) on May 19, 2011.

PART C

OTHER INFORMATION

Item 15.    Indemnification

Reference is made to Article VI of the Registrant’s Articles of Incorporation, Article IV of the Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law, Section 10 of the Investment Management Agreement and Section 9 of each Distribution Agreement.

Article IV, Section 1 of the Registrant’s Bylaws provides:

Section 1. No Personal Liability of Directors or Officers. No Director, advisory board member or officer of the Fund shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Fund or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the assets of the Fund for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Director, advisory board member or officer, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, such person shall not, on account thereof, be held to any personal liability. Any repeal or modification of the Charter or this Article IV Section 1 shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 2 of the Registrant’s Bylaws further provides:

Section 2. Mandatory Indemnification.

The Fund hereby agrees to indemnify each person who is or was a Director, advisory board member or officer of the Fund (each such person being an “Indemnitee”) to the full extent permitted under applicable law against any and all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and legal fees and expenses reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while acting in any capacity set forth in this Article IV by reason of having acted in any such capacity, whether such liability or expense is asserted before or after service, except with respect to any matter as to which such person shall not have acted in good faith in the reasonable belief that his or her action was in the best interest of the Fund or, in the case of any criminal proceeding, as to which such person shall have had reasonable cause to believe that the conduct was unlawful; provided, however, that no Indemnitee shall be indemnified hereunder against any liability to any person or any expense of such Indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of the Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any Indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such Indemnitee (A) was authorized by a majority of the Directors or (B) was instituted by the Indemnitee to enforce his or her rights to indemnification hereunder in a case in which the Indemnitee is found to be entitled to such indemnification. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which such person reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person’s conduct was unlawful.

Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such Indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (A) a majority vote of a quorum of those Directors who are both Independent Directors and not parties to the proceeding (“Independent Non-Party Directors”), that the Indemnitee is entitled to indemnification hereunder, or (B) if such quorum is not obtainable or even if obtainable, if such majority so directs, a Special Counsel in a written opinion concludes that the Indemnitee should be entitled to indemnification hereunder.

Notwithstanding the foregoing, to the extent that an Indemnitee has been successful on the merits or otherwise in defense of any action, suit or proceeding described above, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection therewith, without the necessity of authorization in the specific case.

The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder, to the full extent permitted under applicable law, only if the Fund receives a written affirmation by the Indemnitee of the Indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking by the Indemnitee to reimburse the Fund if it shall ultimately be determined that the standards of conduct necessary for indemnification have not been met. In addition, at least one of the following conditions must be met: (i) the Indemnitee shall provide adequate security for his or her undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of the Independent Non-Party Directors, or if such quorum is not obtainable or even if obtainable, if a majority vote of such quorum so direct, Special Counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the Indemnitee ultimately will be found entitled to indemnification.

The rights accruing to any Indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under the Charter, these Bylaws or any statute, insurance policy, agreement, vote of Shareholders or Independent Directors or any other right to which such person may be lawfully entitled.

Subject to any limitations provided by the 1940 Act and the Charter, the Fund shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Fund or serving in any capacity at the request of the Fund to the full extent permitted for corporations organized under the corporations laws of the state in which the Fund was formed, provided that such indemnification has been approved by a majority of the Directors.

Any repeal or modification of the Charter or Section 2 of this Article IV shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 4 of the Registrant’s Bylaws further provides:

Section 4. Survival of Indemnification and Advancement of Expenses. The indemnification and advancement of expenses provided by, or granted pursuant to, this Article IV or the Charter shall continue as to a person who has ceased to be a Director, advisory board member or officer and shall inure to the benefit of the heirs, executors and personal and legal representatives of such a person.

Article IV, Section 5 of the Registrant’s Bylaws further provides:

Insurance. The Directors may maintain insurance for the protection of the Fund’s property, the Shareholders, Directors, officers, employees and agents in such amount as the Directors shall deem adequate to cover possible tort liability, and such other insurance as the Directors in their sole judgment shall deem advisable or is required by the 1940 Act.

Item 16.    Exhibits

(1)	Articles of Incorporation

(a)	Articles of Incorporation of the BlackRock Municipal Bond Fund, Inc. (“Registrant”), dated September 30, 1976, incorporated by reference to Exhibit 1(a) of Registrant’s filing of Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A (File No. 2-57354) on October 4, 2004.

(b)	Articles of Amendment, dated October 4, 1976, incorporated by reference to Exhibit 1(b) of Registrant’s filing of Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A (File No. 2-57354) on October 4, 2004.

(c)	Articles of Amendment changing the name of the Registrant, dated April 22, 1977, incorporated by reference to Exhibit 1(c) of Registrant’s filing of Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A (File No. 2-57354) on October 4, 2004.

(d)	Articles of Amendment increasing the number of shares of authorized capital stock, dated September 21, 1979, incorporated by reference to Exhibit 1(d) of Registrant’s filing of Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A (File No. 2-57354) on October 4, 2004.

(e)	Articles of Amendment increasing the number of shares of authorized capital stock, dated June 11, 1984, incorporated by reference to Exhibit 1(e) of Registrant’s filing of Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A (File No. 2-57354) on October 4, 2004.

(f)	Articles of Amendment increasing the number of shares of authorized capital stock, dated January 28, 1987, incorporated by reference to Exhibit 1(f) of Registrant’s filing of Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A (File No. 2-57354) on October 4, 2004.

(g)	Articles of Amendment increasing the number of shares of authorized capital stock, dated March 2, 1987, incorporated by reference to Exhibit 1(g) of Registrant’s filing of Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A (File No. 2-57354) on October 4, 2004.

(h)	Articles of Amendment reclassifying shares of common stock, dated September 30, 1988, incorporated by reference to Exhibit 1(h) of Registrant’s filing of Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A (File No. 2-57354) on October 4, 2004.

(i)	Articles Supplementary to the Articles of Incorporation increasing the number of shares of authorized capital stock, dated May 21, 1990, incorporated by reference to Exhibit 1(i) of Registrant’s filing of Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A (File No. 2-57354) on October 4, 2004.

(j)	Articles Supplementary to the Articles of Incorporation reclassifying shares of common stock, dated June 21, 1991, incorporated by reference to Exhibit 1(j) of Registrant’s filing of Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A (File No. 2-57354) on October 4, 2004.

(k)	Articles Supplementary to the Articles of Incorporation increasing the number of shares of authorized capital stock, dated October 18, 1994, incorporated by reference to Exhibit 1(k) of Registrant’s filing of Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A (File No. 2-57354) on October 4, 2004.

(l)	Articles of Amendment to the Articles of Incorporation, dated October 21, 1994, incorporated by reference to Exhibit 1(l) of Registrant’s filing of Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A (File No. 2-57354) on October 4, 2004.

(m)	Articles of Amendment to Articles Supplementary renaming issued and outstanding shares of capital stock, dated October 4, 2001, incorporated by reference to Exhibit 1(e) of Registrant’s filing of Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A (File No. 2-57354) on October 14, 2003.

(n)	Articles of Amendment re-designating Class A Common Stock into Class I Common Stock and Class D Common Stock into Class A Common Stock, dated March 21, 2003, and effective April 14, 2003, incorporated by reference to Exhibit 1(f) of Registrant’s filing of Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A (File No. 2-57354) on October 14, 2003.

(o)	Articles of Amendment to Articles Supplementary to Articles of Incorporation designating Class A Common Stock, Class B Common Stock, Class C Common Stock and Class I Common Stock of BlackRock Short-Term Municipal Bond Fund (formerly, Limited Maturity Portfolio), dated December 28, 2004, incorporated by reference to Exhibit 1(o) of Registrant’s filing of Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A (File No. 2-57354) on September 29, 2006.

(p)	Articles Supplementary to Articles of Incorporation increasing the authorized capital stock and reclassifying shares of authorized capital stock, dated March 10, 2006, incorporated by reference to Exhibit 1(o) of Registrant’s filing of Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A (File No. 2-57354) on March 15, 2006.

(q)	Articles of Amendment to Articles Supplementary to Articles of Incorporation increasing the authorized capital stock and reclassifying shares of authorized common stock, dated July 7, 2006, incorporated by reference to Exhibit 1(p) of Registrant’s filing of Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A (File No. 2-57354) on July 11, 2006.

(r)	Form of Articles of Amendment changing name to BlackRock Municipal Bond Fund, Inc., dated September 2006, incorporated by reference to Exhibit 1(r) of Registrant’s filing of Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A (File No. 2-57354) on September 29, 2006.

(s)	Form of Articles of Amendment Reclassifying shares of Authorized Capital Stock, dated September 2006, and effective September 29, 2006, incorporated by reference to Exhibit 1(s) of Registrant’s filing of Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A (File No. 2-57354) on September 29, 2006.

(t)	Form of Articles Supplementary to Articles of Incorporation Increasing the Authorized Capital Stock, dated September 2006, and effective September 29, 2006, incorporated by reference to Exhibit 1(t) of Registrant’s filing of Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A (File No. 2-57354) on September 29, 2006.

(2)	By-laws

(a)	Amended and Restated By-Laws of the Registrant, dated December 9, 2008, incorporated by reference to Exhibit 2 of Registrant’s filing of Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A (File No. 2-57354) on October 29, 2009.

(3)	Voting trust agreements

(a)	None.

(4)	Plan of Reorganization

Form of Agreement and Plan of Reorganization is included in Appendix II to the Combined Proxy Statement/Prospectus.

(5)	Instruments Defining Rights of Security Holders

(a)	Incorporated herein by reference to Exhibits (1) and (2) above.

(6)	Investment Advisory Contracts

(a)	Form of Investment Management Agreement between Registrant and BlackRock Advisors, LLC (the “Investment Adviser”), with respect to the BlackRock Municipal Fund (f/k/a BlackRock Municipal Insured Fund), the BlackRock National Municipal Fund and the BlackRock Short-Term Municipal Fund, dated October 27, 2006, incorporated by reference to Exhibit 4(a) of Registrant’s filing of Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A (File No. 2-57354) on October 29, 2009.

(b)	Form of Investment Management Agreement between Registrant and the Investment Adviser, with respect to the BlackRock High Yield Municipal Fund, dated September 29, 2006, incorporated by reference to Exhibit 4(b) of Registrant’s filing of Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A (File No. 2-57354) on September 29, 2006.

(c)	Form of Sub-Investment Advisory Agreement between the Investment Adviser and BlackRock Investment Management, LLC, with respect to the BlackRock Municipal Insured Fund, the BlackRock National Municipal Fund and the BlackRock Short-Term Municipal Fund, dated September 29, 2006, incorporated by reference to Exhibit 4(c) of Registrant’s filing of Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A (File No. 2-57354) on September 29, 2006.

(d)	Form of Sub-Investment Advisory Agreement between the Investment Adviser and BlackRock Investment Management, LLC, with respect to the BlackRock High Yield Municipal Fund, dated September 29, 2006, incorporated by reference to Exhibit 4(d) of Registrant’s filing of Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A (File No. 2-57354) on September 29, 2006.

(7)	Underwriting Contracts

(a)	Form of Unified Distribution Agreement between Registrant and BlackRock Investments, Inc., dated October 1, 2008, incorporated by reference to Exhibit 5 of Registrant’s filing of Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A (File No. 2-57354) on October 28, 2008.

(8)	Bonus or Profit Sharing Contracts

None.

(9)	Custodian Agreements

(a)	Form of Custodian Agreement between Registrant and The Bank of New York, dated October 26, 2001, incorporated by reference to Exhibit 7 of BlackRock Mid Cap Value Opportunities Fund, Inc’s (f/k/a The Asset Program, Inc.) filing of Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A (File No. 33-53887) on March 21, 2002.

(10)	Rule 12b-1 Plan

(a)	Form of Unified Investor A Distribution Plan, dated October 1, 2008, incorporated by reference to Exhibit 13(a) of Registrant’s filing of Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A (File No. 2-57354) on October 28, 2008.

(b)	Form of Unified Investor A1 Distribution Plan, dated October 1, 2008, incorporated by reference to Exhibit 13(b) of Registrant’s filing of Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A (File No. 2-57354) on October 28, 2008.

(c)	Form of Unified Investor B Distribution Plan, dated October 1, 2008, incorporated by reference to Exhibit 13(c) of Registrant’s filing of Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A (File No. 2-57354) on October 28, 2008.

(d)	Form of Unified Investor C Distribution Plan, dated October 1, 2008, incorporated by reference to Exhibit 13(d) of Registrant’s filing of Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A (File No. 2-57354) on October 28, 2008.

(e)	Form of Unified Investor C1 Distribution Plan, dated October 1, 2008, incorporated by reference to Exhibit 13(e) of Registrant’s filing of Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A (File No. 2-57354) on October 28, 2008.

(11)	Legal Opinions

(a)	Opinion and consent of Miles & Stockbridge P.C. as to the legality of the securities being registered is incorporated by reference to Exhibit 11(a) to the Registration Statement on Form N-14 (File No. 333-173241), filed April 1, 2011.

(12)

(a)	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of the BlackRock National Municipal Fund and the BlackRock Municipal Fund discussed in the Prospectus/Proxy Statement is filed herewith.

(b)	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to the shareholders of the BlackRock National Municipal Fund and the BlackRock AMT-Free Bond Portfolio discussed in the Prospectus/Proxy Statement is filed herewith.

(13)	Other Material Contracts

(a)	Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company, dated December 29, 2000, incorporated by reference to Exhibit 8(d) of BlackRock Focus Growth Fund, Inc.’s (f/k/a Merrill Lynch Focus Twenty Fund, Inc.) filing of Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A (File No. 333-89775) on March 20, 2001.

(b)	Form of Amended and Restated Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.), dated February 10, 2004, incorporated by reference to Exhibit 8(b) of BlackRock Variable Series Funds, Inc.’s filing of Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A (File No. 2-74452) on April 23, 2007.

(c)	Form of Credit Agreement among the Registrant, a syndicate of banks and certain other parties, dated November 21, 2007, incorporated by reference to Exhibit 8(b) of BlackRock Global Growth Fund, Inc.’s filing of Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A (File No. 333-32899) on December 17, 2007.

(d)	Form of Termination, Replacement and Restatement Agreement between the Registrant and a syndicate of banks, related to the Credit Agreement dated November 21, 2007, dated November 19, 2008, incorporated by reference to Exhibit 8(c) of BlackRock Capital Appreciation Fund, Inc.’s (f/k/a BlackRock Fundamental Growth Fund, Inc.) filing of Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A (File No. 33-47875) on December 22, 2008.

(e)	Form of Termination, Replacement and Restatement Agreement among the Registrant, a syndicate of banks and certain other parties, related to the Credit Agreement dated November 19, 2008, dated November 18, 2009, incorporated by reference to Exhibit (C) of BlackRock Capital Appreciation Fund, Inc.’s (f/k/a BlackRock Fundamental Growth Fund, Inc.) filing of Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A (File No. 33-47875) on December 23, 2009.

(f)	Form of Amended and Restated Securities Lending Agency Agreement between the Registrant and BlackRock Investment Management, LLC is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 54 of the Registration Statement of BlackRock Variable Series Funds, Inc. (File No. 2-74452) on Form N-1A, filed on April 15, 2011.

(14)	Consents

(a)	Consent of Deloitte & Touche LLP, independent registered public accounting firm for the BlackRock National Municipal Fund and the BlackRock Municipal Fund is incorporated by reference to Exhibit 14(a) to the Registration Statement on Form N-14 (File No. 333-173241), filed April 1, 2011.

(b)	Consent of Deloitte & Touche LLP, independent registered public accounting firm for the BlackRock AMT-Free Municipal Bond Portfolio is incorporated by reference to Exhibit 14(b) to the Registration Statement on Form N-14 (File No. 333-173241), filed April 1, 2011.

(15)	Omitted Financial Statements

(a)	None

(16)	Power of Attorney

(a)	Power of Attorney is included on the signature page of the Registration Statement on Form N-14 (File No. 333-173241), filed April 1, 2011.

(17)(a)	Prospectus and Statement of Additional Information of the BlackRock National Municipal Fund and the BlackRock Municipal Fund (f/k/a BlackRock Municipal Insured Fund), each dated October 28, 2010, each incorporated by reference to the Registrant’s filing of Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A (File No. 2-57354) on October 28, 2010.

(b)	Prospectus and Statement of Additional Information of the AMT-Free Municipal Bond Portfolio, each dated October 28, 2010, each incorporated by reference to BlackRock Funds II’s filing of Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A (File No. 333-142592) on October 28, 2010.

(c)	Annual Report to Shareholders of the BlackRock National Municipal Fund and the BlackRock Municipal Fund (f/k/a BlackRock Municipal Insured Fund) for the year ended June 30, 2010, dated June 30, 2010, incorporated by reference to the Registrant’s filing of the Certified Shareholder Report on Form N-CSR on September 3, 2010.

(d)	Annual Report to Shareholders of the BlackRock AMT-Free Municipal Bond Portfolio and the BlackRock Municipal Fund (f/k/a BlackRock Municipal Insured Fund) for the year ended June 30, 2010, dated June 30, 2010, incorporated by reference to the Registrant’s filing of the Certified Shareholder Report on Form N-CSR on September 3, 2010.

(e)	Semi-Annual Report to Shareholders of the BlackRock National Municipal Fund and the BlackRock Municipal Fund for the period ended December 31, 2010, dated December 31, 2010, incorporated by reference to the Registrant’s filing of the Certified Shareholder Report on Form N-CSRS on March 8, 2011.

(f)	Semi-Annual Report to Shareholders of the BlackRock AMT-Free Municipal Bond Portfolio for the period ended December 31, 2010, dated December 31, 2010, incorporated by reference to BlackRock Funds II’s filing of the Certified Shareholder Report on Form N-CSRS on March 8, 2011.

(g)	Form of Proxy Card is incorporated by reference to Exhibit 17(g) to the Registration Statement on Form N-14 (File No. 333-173241), filed April 1, 2011.

Item 17.    Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 21st day of June 2012.

BLACKROCK MUNICIPAL BOND FUND, INC. (Registrant)

By:	/s/ John Perlowski
(John Perlowski, President and Chief Executive Officer)

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John Perlowski (John Perlowski)	President and Chief Executive Officer (Principal Executive Officer)	June 21, 2012

/s/ Neal J. Andrews (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	June 21, 2012

/s/ Paul L. Audet	Director	June 21, 2012
(Paul L. Audet)

James H. Bodurtha*	Director
(James H. Bodurtha)

Bruce R. Bond*	Director
(Bruce R. Bond)

Donald W. Burton*	Director
(Donald W. Burton)

Stuart E. Eizenstat*	Director
(Stuart E. Eizenstat)

Laurence D. Fink*	Director
(Laurence D. Fink)

Kenneth A. Froot*	Director
(Kenneth A. Froot)

Henry Gabbay* (Henry Gabbay)	Director

Robert M. Hernandez* (Robert M. Hernandez)	Director

John F. O’Brien* (John F. O’Brien)	Director

Roberta Cooper Ramo* (Roberta Cooper Ramo)	Director

David H. Walsh* (David H. Walsh)	Director

Fred G. Weiss* (Fred G. Weiss)	Director

*By:	/s/ Ben Archibald	June 21, 2012
Ben Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Exhibit No.	Description

12(a)	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of the BlackRock National Municipal Fund and the BlackRock Municipal Fund.

(b)	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of the BlackRock National Municipal Fund and the BlackRock AMT-Free Bond Portfolio.